Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan
1.
Description of Plan

The following description of the Worthington Steel, Inc. 401(k) Retirement Savings Plan (as previously amended, the “Plan”) provides only general information. Participants should refer to the Plan document for a complete description of the Plan’s provisions.

General:

The Plan was established on December 1, 2023. On December 1, 2023, Worthington Enterprises, Inc., then known as Worthington Industries, Inc. (the “Former Parent” or “Worthington Enterprises”), completed its spin-off of its existing steel processing business, Worthington Steel, Inc. (“Worthington Steel”), into a stand-alone publicly traded company (the “Separation”). As a result of the Separation, the Plan was established, and the new accounts within the Plan were created for each of the qualifying plan participants of the Former Parent’s defined contribution plan (“Former Parent’s Plan”). As of the Separation date, all future qualifying plan participants’ contributions were attributed to the Plan.

The Plan is a defined contribution plan covering all non-union employees of Worthington Steel and its subsidiaries who are participating employers under the Plan (together with Worthington Steel, collectively, the “Company”) who meet the tenure, hour and age requirements specified in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The trustee for the Plan is Fidelity Management Trust Company (the “Trustee”). Worthington Steel is the sponsor of the Plan (the “Plan Sponsor”).

Fiscal Periods:

The financial statements cover the years ended December 31, 2025 and 2024, respectively.

Plan Transfer:

As a result of the Separation, during 2024 the outstanding balances in the Former Parent’s Plan were transferred from the Former Parent’s Plan to the Plan. This activity is presented as “Assets transferred from Former Parent’s Plan” on the statements of changes in net assets available for benefits.

Plan Amendments:

In connection with the Separation, the Plan was amended to transfer the assets attributable to participants under the Former Parent’s Plan who were actively employed in the “Worthington Steel Business,” as that term is defined under the Separation and Distribution Agreement by and between Worthington Steel and Worthington Enterprises, dated as of November 30, 2023, to the Plan (“Former Parent Plan Transfer”).

Effective May 17, 2024, the Plan was amended to limit contributions to the Worthington Steel common shares fund to no more than 25% of the total contributions made by or for a participant to the Plan. Subsequent to the amendment date, a participant is prohibited from making investment exchanges to the Worthington Steel common shares fund if the participant’s investment in the fund equals or exceeds 25% of such participant’s total accounts. If a participant had an investment election greater than 25% to the Worthington Steel common shares prior to the close of business on August 21, 2024, the participant’s election to the Worthington Steel common shares over 25% was redirected to the Fidelity Freedom Index Commingled Pool Class T Age Based Template Fund by age based upon the participant's date of birth on file on August 23, 2024. The redirection of a portion of contributions to the Fidelity Freedom Index Commingled Pool Class T Age Based Template Fund was effective August 23, 2024. During 2025, the assets held in the Commingled Pool Class T funds were transferred to the Fidelity Freedom Index Premier Class II Age Based Template Funds.

The Former Parent’s Plan included the Empower Guaranteed Income Fund stable value fund as a frozen investment offering that did not allow for new investments into the fund. As part of the Former Parent Plan Transfer, the participants’ accounts investment in this fund were also transferred into the Plan in 2024. The Plan executed an agreement with Empower Annuity Insurance Company (“Empower”) to distribute the remaining interest in the fund over a 2-year period. The initial distribution occurred in 2024, with the remaining balance distributed in 2025. The Participants’ balances in the Empower Guaranteed Income Fund were reallocated to the New York Life Anchor Account (the “NYL SVF”), which is another stable value fund. For additional information, see “Note 5 – Benefit-Responsive Contracts”.

Eligibility:

All non-union, full-time employees of the Company aged eighteen years and older are eligible to participate in the Plan. These employees are eligible to participate in the employer contribution component of the Plan after six months of employment. All non-union seasonal and part-time employees of the Company aged eighteen years and older who have been employed for one year are eligible to participate in the Plan and in the employer contribution component of the Plan. Individuals who were participants under the Former Parent’s Plan as of November 30, 2023 that transferred to the Plan as part of the Separation were credited with the service that had been credited to them under the Former Parent’s Plan.

Contributions:

Employee deferral – Participants may make pre-tax and/or Roth contributions up to a maximum of 90% of their annual compensation. Contributions are subject to annual addition and other limitations imposed by the Internal Revenue Code (the “IRC”) as defined in the Plan document.

Newly eligible and previously opted out participants in the Plan who have otherwise not made an enrollment designation are subject to an automatic annual enrollment arrangement whereby 4% of their compensation is automatically contributed to the Plan. Participants may modify the automatic enrollment designation of 4% of compensation. Annually, all participants contributing less than 10% of their compensation will automatically have their pre-tax deferral increased by 1%, up to a maximum of 10%, unless they opt out of the automatic increase.

Employer contributions – The Company matches 50 cents per dollar of contributions of the first 4% of Plan participants’ compensation. The Company also makes an employer contribution of 3% of compensation on behalf of eligible participants irrespective of the amounts deferred by such participants. These contributions are made each pay period. As a safe harbor plan, the Company guarantees a minimum contribution of at least 3% of participants’ eligible compensation.

Additional Company contributions may be made at the option of the Plan Sponsor and will be allocated based on the unit credit method. The unit credit method uses the participating employees’ years of service and compensation to allocate any additional contribution.

Participant accounts – Each participant’s account is credited with the participant’s contributions, employer matching contributions, employer contributions, earnings and losses thereon and an allocation of the Plan’s administrative expenses, to the extent not paid by the Company.

Rollover contributions from other plans are also accepted, provided certain specified conditions are met.

Investment Options:

Participants direct their contributions among the Plan’s investment options. All contributions are allocated to the designated investment options according to each participant’s election, although, to the extent that a participant receiving a contribution does not make an allocation election, the participant’s contribution is invested in the applicable Fidelity Freedom Index Fund, as determined by the age of the participant.

Contributions to the Worthington Steel common shares fund are limited to not more than 25% of the total contributions made by or for a participant to the Plan. A participant will be prohibited from making investment exchanges to the Worthington Steel common shares fund if the participant’s investment in the fund equals or exceeds 25% of such participant’s total accounts.

Additionally, as a result of the Separation, the Plan had an investment fund consisting of Worthington Enterprises’ common shares (NYSE: WOR), which is a non-employer stock fund. No new investments, transfers to, or purchases were made in the Worthington Enterprises share fund on or after December 1, 2023. Effective after the close of business on September 11, 2025, the Plan liquidated all the remaining balances in the Worthington Enterprises’ stock fund, and participant balances were invested into the applicable Fidelity Freedom Index Fund.

Vesting:

All participants are 100% vested in all contributions and related earnings credited to their accounts.

Forfeitures:

Forfeited nonvested balances consist of uncashed distribution checks or unallocated revenue sharing funds. At December 31, 2025 and 2024, forfeited non-vested accounts were $412 and $40, respectively. The Company used forfeitures of $18 and $0 to offset Company contributions to the Plan in 2025 and 2024, respectively. The Company used forfeitures of $19,623 and $127 to offset fees in 2025 and 2024, respectively.

Revenue Sharing:

The Plan has a revenue-sharing agreement whereby the Trustee returns a portion of the investment fees to the recordkeeper to offset the Plan’s administrative expenses. If the revenue received by the Trustee from mutual fund service providers exceeds the amount owed under the Plan, the Trustee remits the excess to the Plan’s trust on a quarterly basis. Such amounts may be applied to pay Plan administrative expenses or allocated to the accounts of the Plan participants. Revenue sharing funds are reported as “Other income” in the Statements of Changes in Net Assets Available for Benefits. At December 31, 2025 and 2024, the ending balance in the revenue sharing account was $10,298 and $0, respectively. The Plan may make a payment to the Trustee for administrative expenses not covered by revenue sharing.

Notes Receivable from Participants:

Participants may borrow from their Plan accounts up to a maximum equal to the lesser of $50,000 or 50% of their account balance. Loans are to be repaid over a period not to exceed 5 years, except when used for the purchase of a primary residence.

Each loan is secured by the remaining balance in the participant’s account and bears interest at rates established by the Trustee. Principal and interest are paid ratably through payroll deductions. Loans are valued at unpaid principal balance plus accrued unpaid interest.

Other Plan Provisions:

Normal retirement age under the Plan is 65. The Plan also provides for early payment of benefits to in-service employees, with certain restrictions, after reaching age 59-1/2.

Dividends paid on Worthington Steel common shares attributable to the employee stock ownership plan are paid to the Plan and reinvested in Worthington Steel common shares.

Payment of Benefits:

Benefit payments are recorded when paid. Upon termination of service due to death, disability, retirement or other reasons, a participant may receive the value of the vested interest in his or her account as a lump-sum distribution.

Hardship Withdrawals:

Hardship withdrawals are permitted in accordance with Internal Revenue Service (the “IRS”) guidelines.